Commitments (Tables)	3 Months Ended
Nov. 30, 2024
Commitments
Summary of amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years

$
2025	3,143,058
2026	1,272,764

Summary of undiscounted lease commitments	The Company’s undiscounted lease commitments related to this lease are as follows as at November 30, 2024:

$
2025	56,040
2026	169,241
2027	172,626
2028 and thereafter	476,990